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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment           [ ] Amendment Number: __________
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Columbus Hill Capital Management, L.P.
Address:   830 Morris Turnpike
           Short Hills, NJ 07078

Form 13F File Number: 028-12244

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Newmark
Title:   Chief Financial Officer
Phone:   973-921-3424

Signature, Place, and Date of Signing:


s/ David Newmark                    Short Hills, NJ             August 13, 2010
-----------------------------   ----------------------         -----------------
         (Signature)                (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             2
Form 13F Information Table Entry Total:        5
Form 13F Information Table Value Total:   45,779 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
 1    028-12245              CHC Partners, L.L.C.
 2    028-12247              Kevin D. Eng

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                           FORM 13F INFORMATION TABLE

          COLUMN 1          COLUMN 2  COLUMN 3 COLUMN 4          COLUMN 5            COLUMN 6    COLUMN 7        COLUMN 8
--------------------------- -------- --------- -------- ------------------------- -------------- -------- ---------------------
                                                                                                             VOTING AUTHORITY
                            TITLE OF             VALUE   SHRS OR                    INVESTMENT     OTHER  ---------------------
       NAME OF ISSUER         CLASS    CUSIP    (X1000)  PRN AMT  SH/PRN PUT/CALL   DISCRETION   MANAGERS    SOLE   SHARED NONE
--------------------------- -------- --------- -------- --------- ------ -------- -------------- -------- --------- ------ ----
BANK OF AMERICA CORPORATION COM      060505104   4,900    341,000 SH              Shared-Defined  1, 2, 3   341,000 0      0
CITIGROUP INC               COM      172967101  10,058  2,675,000 SH              Shared-Defined  1, 2, 3 2,675,000 0      0
DANA HOLDING CORP           COM      235825205  11,837  1,183,667 SH              Shared-Defined  1, 2, 3 1,183,667 0      0
LEAR CORP                   COM NEW  521865204  18,639    281,551 SH              Shared-Defined  1, 2, 3   281,551 0      0
MGIC INVT CORP WIS          COM      552848103     345     50,000 SH              Shared-Defined  1, 2, 3    50,000 0      0